Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 507	¥ 333	¥ 852	¥ 1,163
Reinsurance premiums	¥ (1,097)	¥ (1,170)	¥ (2,226)	¥ (2,526)